Financial investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	$ 404,328	$ 357,577
Financial investments measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	130,389	95,043
Financial investments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	271,859	260,536
Financial investments measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,997	1,913
Financial investments measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	83	85
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	89,781	85,735
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	12,192	10,476
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	77,589	75,259
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 494,109	$ 443,312